Average Annual Total Returns	Prospectus #1 Delaware Ivy California Municipal High Income Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Bloomberg Municipal Bond Index Lifetime	Prospectus #1 Delaware Ivy California Municipal High Income Fund Bloomberg Municipal Bond Index Inception Date	Prospectus #1 Delaware Ivy California Municipal High Income Fund Bloomberg Municipal High Yield Index 1 year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Bloomberg Municipal High Yield Index 5 years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Bloomberg Municipal High Yield Index Lifetime	Prospectus #1 Delaware Ivy California Municipal High Income Fund Bloomberg Municipal High Yield Index Inception Date	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A 1 year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A 5 years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A Lifetime	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A Inception Date	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions Inception Date	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class C 1 year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class C 5 years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class C Lifetime	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class C Inception Date	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class I 1 year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class I 5 years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class I Lifetime	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class I Inception Date	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class Y 1 year	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class Y 5 years	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class Y Lifetime	Prospectus #1 Delaware Ivy California Municipal High Income Fund Class Y Inception Date	Prospectus #1 Delaware Ivy Cash Management Fund Class A 1 year	Prospectus #1 Delaware Ivy Cash Management Fund Class A 5 years	Prospectus #1 Delaware Ivy Cash Management Fund Class A 10 years	Prospectus #1 Delaware Ivy Cash Management Fund Class C 1 year	Prospectus #1 Delaware Ivy Cash Management Fund Class C 5 years	Prospectus #1 Delaware Ivy Cash Management Fund Class C 10 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #1 Delaware Ivy Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 5 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 10 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Bloomberg US Credit Index 1 year	Prospectus #1 Delaware Ivy Corporate Bond Fund Bloomberg US Credit Index 5 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Bloomberg US Credit Index 10 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A 1 year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A 5 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A 10 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class C 1 year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class C 5 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class C 10 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class I 1 year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class I 5 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class I 10 years	Prospectus #1 Delaware Ivy Corporate Bond Fund Class R6 1 year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Corporate Bond Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Corporate Bond Fund Class Y 1 year	Prospectus #1 Delaware Ivy Corporate Bond Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Corporate Bond Fund Class Y Inception Date	Prospectus #1 Delaware Ivy Crossover Credit Fund Bloomberg US Corporate Bond Index 1 year	Prospectus #1 Delaware Ivy Crossover Credit Fund Bloomberg US Corporate Bond Index Lifetime	Prospectus #1 Delaware Ivy Crossover Credit Fund Bloomberg US Corporate Bond Index Inception Date	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A 1 year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A Lifetime	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A Inception Date	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions Inception Date	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #1 Delaware Ivy Crossover Credit Fund Class I 1 year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class I Lifetime	Prospectus #1 Delaware Ivy Crossover Credit Fund Class I Inception Date	Prospectus #1 Delaware Ivy Crossover Credit Fund Class R6 1 year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Crossover Credit Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Crossover Credit Fund Class Y 1 year	Prospectus #1 Delaware Ivy Crossover Credit Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Crossover Credit Fund Class Y Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund JP Morgan GBI-EM Global Diversified Index 1 year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund JP Morgan GBI-EM Global Diversified Index 5 years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund JP Morgan GBI-EM Global Diversified Index Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund JP Morgan GBI-EM Global Diversified Index Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A 1 year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A 5 years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class C 1 year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class C 5 years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class I 1 year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class I 5 years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 1 year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 5 years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y 1 year	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y 5 years	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Inception Date	Prospectus #1 Delaware Ivy Government Securities Fund Bloomberg US Government/Mortgage-Backed Securities Index 1 year	Prospectus #1 Delaware Ivy Government Securities Fund Bloomberg US Government/Mortgage-Backed Securities Index 5 years	Prospectus #1 Delaware Ivy Government Securities Fund Bloomberg US Government/Mortgage-Backed Securities Index 10 years	Prospectus #1 Delaware Ivy Government Securities Fund Class A 1 year	Prospectus #1 Delaware Ivy Government Securities Fund Class A 5 years	Prospectus #1 Delaware Ivy Government Securities Fund Class A 10 years	Prospectus #1 Delaware Ivy Government Securities Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Government Securities Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Government Securities Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Government Securities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Government Securities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Government Securities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Government Securities Fund Class C 1 year	Prospectus #1 Delaware Ivy Government Securities Fund Class C 5 years	Prospectus #1 Delaware Ivy Government Securities Fund Class C 10 years	Prospectus #1 Delaware Ivy Government Securities Fund Class I 1 year	Prospectus #1 Delaware Ivy Government Securities Fund Class I 5 years	Prospectus #1 Delaware Ivy Government Securities Fund Class I 10 years	Prospectus #1 Delaware Ivy Government Securities Fund Class R6 1 year	Prospectus #1 Delaware Ivy Government Securities Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Government Securities Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #1 Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index Lifetime	Prospectus #1 Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index Inception Date	Prospectus #1 Delaware Ivy High Yield Fund Bloomberg US Corporate High Yield Index 1 year	Prospectus #1 Delaware Ivy High Yield Fund Bloomberg US Corporate High Yield Index Lifetime	Prospectus #1 Delaware Ivy High Yield Fund Bloomberg US Corporate High Yield Index Inception Date	Prospectus #1 Delaware Ivy High Yield Fund Class A 1 year	Prospectus #1 Delaware Ivy High Yield Fund Class A Lifetime	Prospectus #1 Delaware Ivy High Yield Fund Class A Inception Date	Prospectus #1 Delaware Ivy High Yield Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy High Yield Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy High Yield Fund Class A After Taxes on Distributions Inception Date	Prospectus #1 Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #1 Delaware Ivy High Yield Fund Class I 1 year	Prospectus #1 Delaware Ivy High Yield Fund Class I Lifetime	Prospectus #1 Delaware Ivy High Yield Fund Class I Inception Date	Prospectus #1 Delaware Ivy High Yield Fund Class R6 1 year	Prospectus #1 Delaware Ivy High Yield Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy High Yield Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) 1 year	Prospectus #1 Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) Lifetime	Prospectus #1 Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) Inception Date	Prospectus #1 Delaware Ivy International Small Cap Fund MSCI EAFE Small Cap Index (net) 1 year	Prospectus #1 Delaware Ivy International Small Cap Fund MSCI EAFE Small Cap Index (net) Lifetime	Prospectus #1 Delaware Ivy International Small Cap Fund MSCI EAFE Small Cap Index (net) Inception Date	Prospectus #1 Delaware Ivy International Small Cap Fund Class A 1 year	Prospectus #1 Delaware Ivy International Small Cap Fund Class A Lifetime	Prospectus #1 Delaware Ivy International Small Cap Fund Class A Inception Date	Prospectus #1 Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions Inception Date	Prospectus #1 Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #1 Delaware Ivy International Small Cap Fund Class C 1 year	Prospectus #1 Delaware Ivy International Small Cap Fund Class C Lifetime	Prospectus #1 Delaware Ivy International Small Cap Fund Class C Inception Date	Prospectus #1 Delaware Ivy International Small Cap Fund Class I 1 year	Prospectus #1 Delaware Ivy International Small Cap Fund Class I Lifetime	Prospectus #1 Delaware Ivy International Small Cap Fund Class I Inception Date	Prospectus #1 Delaware Ivy International Small Cap Fund Class R6 1 year	Prospectus #1 Delaware Ivy International Small Cap Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy International Small Cap Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy International Small Cap Fund Class Y 1 year	Prospectus #1 Delaware Ivy International Small Cap Fund Class Y Lifetime	Prospectus #1 Delaware Ivy International Small Cap Fund Class Y Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund FTSE All-World High Dividend Yield Index 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund FTSE All-World High Dividend Yield Index 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund FTSE All-World High Dividend Yield Index Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund FTSE All-World High Dividend Yield Index Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund 50% FTSE All-World High Dividend Yield Index + 50% ICE BofA US High Yield Index 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund 50% FTSE All-World High Dividend Yield Index + 50% ICE BofA US High Yield Index 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund 50% FTSE All-World High Dividend Yield Index + 50% ICE BofA US High Yield Index Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund 50% FTSE All-World High Dividend Yield Index + 50% ICE BofA US High Yield Index Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class C 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class C 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class C Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class C Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class I 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class I 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class I Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class I Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class R6 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class R6 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class Y 1 year	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class Y 5 years	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Multi-Asset Income Fund Class Y Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund ICE BofA US High Yield Index 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund ICE BofA US High Yield Index 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund ICE BofA US High Yield Index Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund ICE BofA US High Yield Index Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund Bloomberg US Aggregate Index 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund Bloomberg US Aggregate Index 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund Bloomberg US Aggregate Index Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund Bloomberg US Aggregate Index Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund 50% Bloomberg US Universal Index + 50% ICE BofA US High Yield Index 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund 50% Bloomberg US Universal Index + 50% ICE BofA US High Yield Index 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund 50% Bloomberg US Universal Index + 50% ICE BofA US High Yield Index Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund 50% Bloomberg US Universal Index + 50% ICE BofA US High Yield Index Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund Bloomberg US Universal Index 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund Bloomberg US Universal Index 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund Bloomberg US Universal Index Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund Bloomberg US Universal Index Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund Class A 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund Class A 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund Class A Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund Class A Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund Class C 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund Class C 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund Class C Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund Class C Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund Class I 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund Class I 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund Class I Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund Class I Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund Class R6 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund Class R6 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund Class R6 Inception Date	Prospectus #1 Delaware Ivy Strategic Income Fund Class Y 1 year	Prospectus #1 Delaware Ivy Strategic Income Fund Class Y 5 years	Prospectus #1 Delaware Ivy Strategic Income Fund Class Y Lifetime	Prospectus #1 Delaware Ivy Strategic Income Fund Class Y Inception Date	Prospectus #1 Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD 1 year	Prospectus #1 Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD 5 years	Prospectus #1 Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD Lifetime	Prospectus #1 Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD Inception Date	Prospectus #1 Delaware Ivy Total Return Bond Fund Bloomberg US Treasury Bills: 1-3 Month Index 1 year	Prospectus #1 Delaware Ivy Total Return Bond Fund Bloomberg US Treasury Bills: 1-3 Month Index 5 years	Prospectus #1 Delaware Ivy Total Return Bond Fund Bloomberg US Treasury Bills: 1-3 Month Index Lifetime	Prospectus #1 Delaware Ivy Total Return Bond Fund Bloomberg US Treasury Bills: 1-3 Month Index Inception Date	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A 1 year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A 5 years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A Lifetime	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A Inception Date	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions Lifetime	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions Inception Date	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #1 Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #1 Delaware Ivy Total Return Bond Fund Class C 1 year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class C 5 years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class C Lifetime	Prospectus #1 Delaware Ivy Total Return Bond Fund Class C Inception Date	Prospectus #1 Delaware Ivy Total Return Bond Fund Class I 1 year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class I 5 years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class I Lifetime	Prospectus #1 Delaware Ivy Total Return Bond Fund Class I Inception Date	Prospectus #1 Delaware Ivy Total Return Bond Fund Class R6 1 year	Prospectus #1 Delaware Ivy Total Return Bond Fund Class R6 5 years	Prospectus #1 Delaware Ivy Total Return Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Total Return Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund FTSE High Yield (Treasury Rate-Hedged) Index 1 year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund FTSE High Yield (Treasury Rate-Hedged) Index Lifetime	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund FTSE High Yield (Treasury Rate-Hedged) Index Inception Date	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A 1 year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A Lifetime	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A Inception Date	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A After Taxes on Distributions Inception Date	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class E 1 year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class E Lifetime	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class E Inception Date	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class I 1 year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class I Lifetime	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class I Inception Date	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class R 1 year	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class R Lifetime	Prospectus #2 Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund Class R Inception Date	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund MSCI All Country World Index 1 year	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund MSCI All Country World Index Lifetime	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund MSCI All Country World Index Inception Date	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A 1 year	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A Lifetime	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A Inception Date	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A After Taxes on Distributions Inception Date	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class E 1 year	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class E Lifetime	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class E Inception Date	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class I 1 year	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class I Lifetime	Prospectus #2 Delaware Ivy ProShares MSCI ACWI Index Fund Class I Inception Date	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Russell 2000 Dividend Growth Index 1 year	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Russell 2000 Dividend Growth Index Lifetime	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Russell 2000 Dividend Growth Index Inception Date	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A 1 year	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A Lifetime	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A Inception Date	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A After Taxes on Distributions Inception Date	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class E 1 year	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class E Lifetime	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class E Inception Date	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class I 1 year	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class I Lifetime	Prospectus #2 Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund Class I Inception Date	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund S&P 500/MarketAxess Investment Grade Corporate Bond Index 1 year	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund S&P 500/MarketAxess Investment Grade Corporate Bond Index Lifetime	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund S&P 500/MarketAxess Investment Grade Corporate Bond Index Inception Date	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A 1 year	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A Lifetime	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A Inception Date	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A After Taxes on Distributions Inception Date	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class E 1 year	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class E Lifetime	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class E Inception Date	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class I 1 year	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class I Lifetime	Prospectus #2 Delaware Ivy ProShares S&P 500 Bond Index Fund Class I Inception Date	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund S&P 500 Dividend Aristocrats Index 1 year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund S&P 500 Dividend Aristocrats Index Lifetime	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund S&P 500 Dividend Aristocrats Index Inception Date	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A 1 year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A Lifetime	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A Inception Date	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A After Taxes on Distributions Inception Date	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class A After Taxes on Distributions and Sales Inception Date	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class E 1 year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class E Lifetime	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class E Inception Date	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class I 1 year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class I Lifetime	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class I Inception Date	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R6 1 year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R 1 year	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R Lifetime	Prospectus #2 Delaware Ivy S&P 500 Dividend Aristocrats Index Fund Class R Inception Date
Total	1.52%	4.17%	3.26%	Oct. 03, 2016	7.77%	7.53%	5.93%	Oct. 03, 2016	0.10%	3.96%	3.24%	Oct. 03, 2016	(0.15%)	3.89%	3.15%	Oct. 03, 2016	1.09%	3.60%	3.00%	Oct. 03, 2016	1.77%	3.62%	2.89%	Oct. 03, 2016	2.83%	4.69%	3.95%	Oct. 03, 2016	2.63%	4.48%	3.74%	Oct. 03, 2016	0.04%	0.79%	0.41%	0.04%	0.27%	0.18%	(1.04%)	5.26%	4.70%	(1.08%)	5.05%	4.45%	(3.42%)	3.95%	3.02%	(4.95%)	2.47%	1.62%	(1.67%)	2.48%	1.73%	(1.81%)	3.54%	2.53%	(0.67%)	4.80%	3.59%	(0.53%)	4.85%	Oct. 16, 2017	(0.93%)	4.44%	Oct. 16, 2017	(1.04%)	5.21%	Apr. 03, 2017	(1.80%)	5.44%	Apr. 03, 2017	(3.95%)	3.39%	Apr. 03, 2017	(0.70%)	3.37%	Apr. 03, 2017	0.93%	6.26%	Apr. 03, 2017	0.94%	6.27%	Apr. 03, 2017	0.68%	6.00%	Apr. 03, 2017	(8.75%)	2.82%	(0.19%)	Apr. 30, 2014	(11.89%)	(0.14%)	(1.68%)	Apr. 30, 2014	(11.89%)	(0.47%)	(1.98%)	Apr. 30, 2014	(7.04%)	(0.25%)	(1.39%)	Apr. 30, 2014	(10.86%)	(0.23%)	(1.98%)	Apr. 30, 2014	(9.13%)	0.76%	(0.99%)	Apr. 30, 2014	(9.23%)	0.74%	none	Jan. 30, 2015	(9.64%)	0.38%	(1.33%)	Apr. 30, 2014	(1.77%)	2.85%	2.21%	(4.46%)	1.46%	0.79%	(4.86%)	0.91%	0.17%	(2.64%)	0.88%	0.33%	(2.79%)	1.10%	0.36%	(1.72%)	2.25%	1.34%	(1.61%)	2.32%	Oct. 16, 2017	5.35%	5.67%	May 18, 2017	5.28%	5.89%	May 18, 2017	2.35%	4.89%	May 18, 2017	(0.64%)	2.54%	May 18, 2017	1.38%	2.70%	May 18, 2017	5.24%	5.75%	May 18, 2017	5.25%	5.73%	May 18, 2017	12.93%	10.84%	Jan. 10, 2017	10.10%	10.70%	Jan. 10, 2017	7.29%	9.48%	Jan. 10, 2017	1.91%	8.10%	Jan. 10, 2017	5.84%	7.10%	Jan. 10, 2017	10.29%	9.43%	Jan. 10, 2017	11.69%	10.69%	Jan. 10, 2017	11.70%	10.68%	Jan. 10, 2017	11.29%	10.27%	Jan. 10, 2017	11.87%	10.30%	10.47%	Oct. 01, 2015	18.54%	14.40%	13.53%	Oct. 01, 2015	5.36%	6.10%	7.25%	Oct. 01, 2015	17.89%	8.42%	9.10%	Oct. 01, 2015	11.59%	7.39%	8.29%	Oct. 01, 2015	7.75%	6.37%	6.27%	Oct. 01, 2015	5.87%	4.47%	4.56%	Oct. 01, 2015	4.56%	4.18%	4.21%	Oct. 01, 2015	10.85%	6.34%	6.09%	Oct. 01, 2015	12.17%	7.55%	7.27%	Oct. 01, 2015	12.16%	7.63%	7.35%	Oct. 01, 2015	11.84%	7.20%	6.94%	Oct. 01, 2015	5.36%	6.10%	7.25%	Oct. 01, 2015	(1.54%)	3.57%	3.17%	Oct. 01, 2015	2.09%	5.02%	5.47%	Oct. 01, 2015	(1.10%)	3.84%	3.59%	Oct. 01, 2015	(0.38%)	3.78%	3.94%	Oct. 01, 2015	(1.99%)	1.93%	2.15%	Oct. 01, 2015	(0.23%)	2.07%	2.22%	Oct. 01, 2015	1.47%	3.52%	3.60%	Oct. 01, 2015	2.64%	4.70%	4.74%	Oct. 01, 2015	2.64%	4.72%	4.76%	Oct. 01, 2015	2.15%	4.32%	4.39%	Oct. 01, 2015	(0.77%)	2.74%	2.70%	Jan. 04, 2016	0.04%	1.08%	0.95%	Jan. 04, 2016	(5.35%)	1.44%	1.40%	Jan. 04, 2016	(6.18%)	0.55%	0.51%	Jan. 04, 2016	(3.01%)	0.74%	0.71%	Jan. 04, 2016	(4.70%)	1.20%	1.11%	Jan. 04, 2016	(2.69%)	2.18%	2.07%	Jan. 04, 2016	(2.64%)	2.31%	2.20%	Jan. 04, 2016	6.01%	4.58%	Apr. 20, 2017	2.31%	2.85%	Apr. 20, 2017	0.47%	0.67%	Apr. 20, 2017	1.35%	1.23%	Apr. 20, 2017	2.41%	2.88%	Apr. 20, 2017	5.17%	3.69%	Apr. 20, 2017	4.38%	2.90%	Apr. 20, 2017	18.54%	13.82%	Apr. 20, 2017	14.84%	12.69%	Apr. 20, 2017	6.95%	10.47%	Apr. 20, 2017	13.64%	9.85%	Apr. 20, 2017	15.05%	12.88%	Apr. 20, 2017	18.05%	13.58%	Apr. 20, 2017	19.64%	7.48%	Apr. 20, 2017	15.72%	5.87%	Apr. 20, 2017	13.17%	4.94%	Apr. 20, 2017	10.21%	4.33%	Apr. 20, 2017	15.91%	6.01%	Apr. 20, 2017	18.91%	6.70%	Apr. 20, 2017	(1.59%)	5.20%	Apr. 20, 2017	(4.52%)	3.65%	Apr. 20, 2017	(6.50%)	2.19%	Apr. 20, 2017	(1.84%)	2.34%	Apr. 20, 2017	(4.54%)	3.72%	Apr. 20, 2017	(1.92%)	4.49%	Apr. 20, 2017	25.99%	15.54%	Apr. 20, 2017	21.89%	14.00%	Apr. 20, 2017	19.25%	12.69%	Apr. 20, 2017	13.85%	10.86%	Apr. 20, 2017	22.00%	14.06%	Apr. 20, 2017	25.22%	14.88%	Apr. 20, 2017	25.24%	14.89%	Apr. 20, 2017	24.38%	14.03%	Apr. 20, 2017